UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (298,662)	$ (41,187)	¥ (304,888)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and software	25,631	3,535	33,859
Losses on disposal of property and equipment	4,226	583
Share-based compensation	14,911	2,056	15,598
Amortization of right-of use assets and interest of lease liabilities	9,048	1,248	9,147
Foreign exchange loss, net	9,736	1,343	3,395
Changes in operating assets and liabilities:
Prepayments and other current assets	(21,851)	(3,014)	19,704
Amounts due to a related party	(1,902)	(263)	2,563
Accruals and other current liabilities	(11,528)	(1,590)	23,858
Other non-current assets	47	7	(46)
Lease liabilities	(9,436)	(1,302)	(7,200)
Other non-current liabilities	(2,028)	(280)	(700)
Net cash used in operating activities	(281,808)	(38,864)	(204,710)
Cash flows from investing activities:
Purchase of property, equipment and software	(9,974)	(1,375)	(24,597)
Investments in short-term investments	(24)	(3)	(238,605)
Proceeds from disposal of property and equipment	2,871	396
Proceeds from disposal of short-term investments	10	1	70,021
Net cash used in investing activities	(7,117)	(981)	(193,181)
Cash flows from financing activities:
Proceeds from exercise of options and restricted share units	144	20	131
Proceeds from bank borrowings	35,000	4,827	49,600
Repayments of bank borrowings	(50,987)	(7,031)	(17,179)
Payment of "at the market offering" costs	(157)	(22)	(744)
Net cash generated from/(used in) financing activities	(16,000)	(2,206)	31,808
Effect of exchange rate on cash and cash equivalents	34,710	4,786	72,195
Net decrease cash and cash equivalents	(270,215)	(37,265)	(293,888)
Cash and cash equivalents at the beginning of year	1,454,645	200,605	1,829,006
Cash and cash equivalents at the end of the period	1,184,430	163,340	1,535,118
Supplemental cashflow disclosures:
Interest paid	3,360	463	¥ 3,082
Payables of property, equipment and software	¥ 1,117	$ 154